EMPLOYMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Schedule of Persons Employed by the Group in the Financial Year
	December 31, 2022	December 31, 2021	December 31, 2020
Research and development	30	41	52
Administration and sales	119	134	148
Manufacturing and quality	249	302	343

	398	477	543

Schedule of Employment Costs
	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Wages and salaries	23,608	26,561	26,187
Social welfare costs	2,036	2,403	2,195
Pension costs	352	352	447
Share-based payments	1,755	1,100	792
Restructuring Cost	274	270	388
Recognition of contingent asset (Note 24)	-	-	(1,316)

	28,025	30,686	28,693